SIGNIFICANT ACCOUNTING POLICIES - Use of Estimates (Details) - ARS ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025	Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES
Average market price per share	$ 265.9
Percentage of control premium	28.60%
Long-term growth rate					2.26%
Cash Flow discount rate (WACC)					11.04%
WACC rate when keeping the rest of the assumptions stable					11.31%
Long-term growth rate decreasing					1.89%
Percentage of reasonably possible decrease in revenues assumption					1.00%
Average Share Market Price 2024 current currency September 2025
SIGNIFICANT ACCOUNTING POLICIES
Average market price per share				$ (3,213.8)
Average Share Market Price 2022 current currency September 2025
SIGNIFICANT ACCOUNTING POLICIES
Average market price per share				2,579.6
CGU of Argentina
SIGNIFICANT ACCOUNTING POLICIES
Recoverable value of the CGU includes goodwill	$ 11,024,551
Average market price per share		$ 2,635	$ 1,321.4
Average market price per share in inflation				3,213.8
Percentage of control premium		29.00%	29.00%
Amount by which carrying amount exceeds its unit's recoverable amount	$ 2,017,275
Percentage of value in use exceeds carrying amount		14.50%	27.90%		3.40%
Percentage of decrease in market capitalization value		19.20%	35.60%
Percentage of value in use exceeds carrying amount not considering control premium and rest as stable		85.50%	10.30%
Capitalization value of the entity		$ 13,572,559	$ 15,923,553
CGU of Argentina | Average Share Market Price 2023 current currency September 2025
SIGNIFICANT ACCOUNTING POLICIES
Average market price per share				$ 3,509.6